N-6	Mar. 15, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Pruco Life Variable Universal Account
Entity Central Index Key	0000851693
Entity Investment Company Type	N-6
Document Period End Date	Mar. 15, 2024
Amendment Flag	false
C000021009 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Service Class 2)
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) and other investment advisers
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
C000021045 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) and other investment advisers
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%